Financial assets and other receivables	12 Months Ended
Dec. 31, 2022
Financial assets and other receivables
Financial assets and other receivables

10.  Financial assets and other receivables

The company’s financial assets and their classification under IFRS 9 are as follows:

		2022 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	13,253	936	—	14,189
Receivables from related parties	24	4,275	—	—	4,275
Trade receivables	10.2	294,491	—	—	294,491
Other receivables	10.2	6,039	—	—	6,039
Cash and cash equivalents		317,935	—	—	317,935
Restricted cash		5,008	—	—	5,008
Total financial assets		641,001	936	—	641,937

		2021 classification
	Note	Amortized cost	Fair value through profit or loss - mandatorily measured	Fair value through other comprehensive income - designated	Total
		US$'000	US$'000	US$'000	US$'000
Other financial assets	10.1	3,348	847	—	4,195
Receivables from related parties	24	4,540	—	—	4,540
Trade receivables	10.2	321,929	—	—	321,929
Other receivables	10.2	6,199	—	—	6,199
Cash and cash equivalents		114,391	—	—	114,391
Restricted cash		2,272	—	—	2,272
Total financial assets		452,679	847	—	453,526

Restrictions on the use of group assets

As of year ended December 31, 2022 and 2021, Cash and cash equivalents and restricted cash comprise the following:

	2022	2021
	US$'000	US$'000
Cash and cash equivalents	317,935	114,391
Non Current restricted cash presented as Cash	2,133	2,272
Current restricted cash presented as Cash	2,875	—
Escrow: Hydro sale	2,133	2,272
NMTC Program	2,875	—
Total	322,943	116,663

As of December 31, 2022, non-current restricted cash comprises cash in relation to the guarantees taken over escrow amounting $2,133 thousand ($2,272 thousand in 2021). The escrow was constituted in August 30, 2019, in consideration of previous FerroAtlántica; under agreement terms, the Purchaser and the Seller deposited in a restricted bank account a part of the share purchase price, guaranteeing any compensation to the purchaser for any claim under the contract. On October 30, 2021, both parts agreed the release of an amount of $3,494 thousand (€3,000 thousand) out of the Escrow funds in order to offset part of the amount that the Company owes to the buyer derived the new tolling agreement.

As of  December 31, 2022, current restricted cash comprises cash in relation to the NMTC program. The New Markets Tax Credit Program (NMTC Program) helps economically distressed communities attract private capital by providing investors with a federal tax credit. The net grant received by Globe Metallurgical, Inc. from the NMTC program amounts to $2,875 thousand and it will be invested in CAPEX at the Selma plant throughout fiscal year 2023 as per the investment plan of the group.

The Company also has restrictions for the disposal of cash in the joint ventures with Dow Silicones Corporation.  When the Company wants to access excess cash available in the joint ventures, it is necessary to organize a board meeting and approve a dividend payment.

10.1 Other financial assets

As of  December 31, 2022, other financial assets comprise the following:

	2022
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,344	—	3,344
Other financial assets	9,909	—	9,909
Equity securities	933	3	936
Total	14,186	3	14,189

At December 31, 2021, other financial assets comprise the following:

	2021
	Non-
	Current	Current	Total
	US$'000	US$'000	US$'000
Other financial assets held with third parties:
Other financial assets at amortised cost	3,348	—	3,348
Equity securities	743	104	847
Total	4,091	104	4,195

Other financial assets at amortized cost mainly comprises deposits given to French government by Ferropem ($2,770 thousand in 2022 and 2,718 thousand in 2021), a Ferroglobe subsidiary, in respect of effort de construction. The law in France requires employers and companies to provide a certain size to invest a portion of their budget in the construction or renovation of housing (including through direct investment, providing mortgages, and other). In this case, the mandatory contribution has been made in the form of a loan, to be returned by the French government in twenty years.

The carrying amount of other financial assets at amortised cost is considered to approximate their fair value.

Other financial assets comprise the investment fund of $9,909 thousand in Selma Globe Investment Fund, LLC as a result of the NMTC Program. The New Markets Tax Credit Program (NMTC Program) helps economically distressed communities attract private capital by providing investors with a federal tax credit. Investments made through the NMTC Program are used to finance businesses, breathing new life into neglected, underserved low-income communities. The reactivation of the plant in Selma, Alabama, has been granted with a $13,230 thousand allocation by the end of fiscal year 2022 under the NMTC Program (See Note 16). This allocation has been subscribed by Globe Metallurgical, Inc. (GMI) as owner of the plant and United Bank as investor and beneficiary of the tax credit resulting from this grant. As a result of the structure implemented for the NMTC, (i) Globe Specialty Metals, Inc. (GSM) has granted a loan to a special purpose vehicle (SPV I) (Leveraged Loan) and (ii) GMI has received two qualify low-income community investment loans (QLICI Loans) from another special purposes vehicle (SPV II) wholly owned by SPV I. Leverage loan is in the amount of $9,909 thousand, a 26 years term and an interest rate of 4.27%. QLICI Loan A is in the amount of $9,909 thousand, with a 30 years term and 3.57% interest rate. QLICI Loan B is in the amount of $3.3 million, with a 30 years term and 3.57% interest rate. Out of this investment-funding structure,  GMI receives a  federal grant of approximately $2,875 thousand, out of which, all the expenses related to the investment-funding structure are to be detracted. This subsidy must be invested in in CAPEX in the Selma plant throughout fiscal year 2023 as per the investment plan of the group. After seven years, the NMTC structure set up will be wound up, as a result of which (ii) SPV II will cancel the QLICI B loan, resulting in cancellation of debt income (CODI) for GMI; (ii) GSM will become the owner of SPV I and SPV II. Upon liquidation and dissolution of these two entities, the Leverage loan will void by confusion. QLICI A loan will be capitalized by GSM into GMI.

The loan was granted on December, 2022 therefore its carrying amount equals to its fair value as of December 31, 2022.

Listed equity securities comprises investments held by Globe Argentina Metales in Pampa Energía.

For those assets measured at fair value at the balance sheet date, further information on fair value measurement is provided in Note 29.

10.2 Trade and other receivables

Trade and other receivables comprise the following at December 31:

	2022	2021
	US$'000	US$'000
Trade receivables	295,678	322,935
Less – allowance for doubtful debts	(1,187)	(1,006)
	294,491	321,929
Tax receivables(1)	36,852	25,244
Government grant receivables	88,092	27,701
Other receivables	6,039	6,199
Total	425,474	381,073
(1)	“Tax receivables” is primarily related to VAT receivables, which are recovered either by offsetting against VAT payables or are expected to be refunded by the tax authorities in the relevant jurisdictions.

The trade and other receivables disclosed above are short-term in nature and therefore their carrying amount is considered to approximate their fair value.

The changes in the allowance for doubtful debts during 2022 and 2021 were as follows:

Allowance
US$'000
Balance at January 1, 2021	1,697
Impairment losses/(reversal) recognized	(580)
Exchange differences	(111)
Balance at December 31, 2021	1,006
Impairment losses/(reversal) recognized	361
Amounts used credited to income	(124)
Exchange differences	(56)
Balance at December 31, 2022	1,187

Factoring of trade receivables

On October 2, 2020, the Company signed a factoring agreement with a financial institution, to anticipate the collection of receivables issued by the Company’s European entities (Grupo FerroAtlántica, S.A. and FerroPem S.AS).

The main characteristics of the factoring agreement are the following:

-	the maximum cash consideration advanced for the financing facility is up to €60,000 thousand;
-	over collateralization of 10% of accounts receivable as guarantee provided to the Agent until payment has been satisfied;
-	a 0.18% to 0.25% fee charged on the total of invoices and credit notes sold to the factor;
-	a financing commission set at Euribor 3-month +1% charged on the drawdowns;

Other conditions are set in relation to credit insurance policy which has been structured in an excess of loss policy where the first €5,000 thousand of bad debt losses are not covered by the insurance provider. The Company has assumed the cash collateralization for the entire excess of loss, as agreed in contractual terms.

On February 2022 Grupo FerroAtlántica, S.A. signed an additional factoring agreement with an additional Spanish Bank. This program offers the possibility to sell the receivables corresponding to nine customers pre-approved by the bank and its credit insurer. Receivables are pre-financed at 100% of their face value.

The main characteristics of this program are the following:

-	the maximum cash consideration advanced for the financing facility is up to €30,000 thousand;
-	a service fee set at 0.25% of the receivable face value;
-	a cost of financing set at Euribor 12-month +1%;
-	a closing fee set at 0.25% of the financing;
-	an annual renewal fee set at 0.25% of the financing;
-	invoices that remain unpaid by the customers to the factor at due date are subject to a late payment interest charge set at Euribor 12-month +15%, with a grace period during the first 30 days.

During 2022, factoring agreements provided upfront cash consideration of approximately $895,264 thousand ($659,083 thousand in 2021). The Company has repaid $ 918,070 thousand ($640,168 thousand in 2021), showing at December 31, 2022, an on-balance sheet bank borrowing debt of $60,976 thousand (2021: $$93,090 thousand), see Note 16.

At December 31, 2022, the Company held $80,112 thousand of accounts receivables recognized in consolidated balance sheet in respect of factoring agreements ($115,684 thousand at December 31, 2021). Finance costs incurred during the year ended December 31, 2022, amounts $3,426 thousand ($3,202 thousand at December 31, 2021) recognized in finance costs in the consolidated income statement.

Judgements relating to the accounting for the factoring agreement

The Company has assessed whether it has transferred substantially all risks and rewards, continuing to be exposed to the variable returns from its involvement in the factoring agreements as it is exposed to credit risk and late-payment risk, so the conclusion is that the derecognition criteria is not met and therefore, the account receivables sold are not derecognized from the balance sheet and an obligation is recognized as bank borrowings for the amount of cash advanced by the Leasing and Factoring Agent and by Bankinter. The amount repayable under the factoring agreements is presented as on-balance sheet factoring and the debt assigned to factoring is showed as bank borrowings. See Note 16.

Government grants receivables

The Company has been awarded a compensation for the indirect CO2 emissions costs included in the energy bills in France, Spain and Norway.

During the year ended December 31, 2022, the Company recognized $72,251 thousand of income related to these compensations. The amount was deducted against the related expense in Raw Materials and energy consumption for production (2021: $31,588 thousand of income). The Company has no unfulfilled conditions in relation to government grants, but certain grants would be repayable if the Company were to substantially curtail production or employment at certain plants.